THE DRESHER FAMILY OF FUNDS

                       The Dresher Classic Retirement Fund

                                        &

                      The Dresher Comprehensive Growth Fund

                                  ANNUAL REPORT

                                December 31, 1998

                       MANAGEMENT DISCUSSION OF PERFORMANCE


                                     General
                                     _______

To the surprise of many, the year ended much the same as the previous year. Large-cap growth stocks soared, while virtually everything else floundered. This narrow, extended market is unprecedented. We continue to be long-term, value investors unwilling to chase the hot sector. We are confident our strategy will bring long-term benefits to our shareholders.


                        The Dresher Classic Retirement Fund
                        ___________________________________

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock.

Despite highly unfavorable market conditions, the Fund posted a 7.89% total return. Selected American Shares (17.32%) and Janus Worldwide Fund (12.15%) led the way, while Northeast Investors (.27%) disappointed.


                       The Dresher Comprehensive Growth Fund
                       _____________________________________

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchange-able for common stock. Despite unfavorable market conditions, the Fund posted a return of 9.70%. L. Roy Papp Stock Fund performed admirably (23.63%). Oakmark Fund lagged (-1.88%).

                            PORTFOLIO OF INVESTMENTS
                      THE DRESHER CLASSIC RETIREMENT FUND
                               DECEMBER 31, 1998




                                                                     PERCENTAGE
FUND                                          SHARES      VALUE       OF TOTAL
-------------------------------------        -------   -----------   ----------
Marsico Growth and Income Fund               143,187   $ 2,053,297        21.1%
Price Blue Chip Growth Fund                   64,906     1,986,138        20.4%
Warburg Pincus Growth and Income Fund         73,439     1,313,096        13.5%
Janus Worldwide Fund                          23,044     1,091,346        11.2%
Selected American Shares                      28,530       888,986         9.1%
Franklin Mutual Discovery Fund                43,694       751,102         7.7%
Gabelli Westwood Equity Fund                  51,697       519,556         5.3%
Northeast Investors Trust                     43,843       459,039         4.7%
                                                       ___________    _________

Total Investments (cost $8,690,181)                    $ 9,062,560        93.0%
Other Assets and Liabilities                               668,456         7.0%
                                                       ___________    _________

Net Assets                                             $ 9,731,016       100.0%
                                                       ===========    =========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                            PORTFOLIO OF INVESTMENTS
                     THE DRESHER COMPREHENSIVE GROWTH FUND
                               DECEMBER 31, 1998


                                                                     PERCENTAGE
FUND                                         SHARES        VALUE      OF TOTAL
-----------------------------------          -------   -----------   ----------
Harbor Capital Appreciation Fund              45,874   $ 1,742,745        16.7%
Marsico Focus Fund                           107,781     1,630,721        15.6%
Baron Asset Fund                              16,961       857,216         8.2%
Franklin Mutual Discovery Fund                46,153       793,363         7.6%
Invesco Strategic Technology Fund             19,598       685,721         6.6%
Stein Roe Large Company Focus Fund            60,956       629,679         6.0%
L. Roy Papp Stock Fund                        14,554       543,748         5.2%
Torray Fund                                   14,612       533,055         5.1%
CGM Focus Fund                                52,174       506,611         4.9%
Oakmark Fund                                  13,312       476,847         4.6%
Barr Rosenberg U.S. Small Cap Fund            52,077       437,972         4.2%
Weitz Series Value Fund                       14,591       424,162         4.1%
                                                       ___________   __________

Total Investments (cost $8,911,310)                      9,261,840        88.8%
Other Assets and Liabilities                             1,171,697        11.2%
                                                       ___________   __________

Net Assets                                             $10,433,537       100.0%
                                                       ===========   ==========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensive     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                              CLASSIC            COMPREHENSIVE
                                          RETIREMENT FUND         GROWTH FUND
                                         ----------------        -------------
ASSETS

Investments In Securities:
  At Acquisition Cost                        $  8,690,181         $  8,911,310
                                             ============         ============

  At Value (Note 1)                          $  9,062,560         $  9,261,840
Cash                                              667,568            1,169,679
Interest and Dividends Receivable                   2,495                3,617
                                             ____________         ____________

   TOTAL ASSETS                              $  9,732,623         $ 10,435,136
                                             ____________         ____________

LIABILITIES
  Payable to Advisor (Note 3)                       1,607                1,599
                                             ____________         ____________

   TOTAL LIABILITIES                                1,607                1,599
                                             ____________         ____________

NET ASSETS                                   $  9,731,016         $ 10,433,537
                                             ============         ============

NET ASSETS consist of:
   Capital Shares                               9,418,498           10,112,891
   Accumulated Net Investment
     Income (Loss)                                     73              (29,883)
   Accumulated Net Realized Loss
     on Investments                               (59,934)                  (1)
   Net Unrealized Appreciation on
     Investments                                  372,379              350,530
                                             ____________         ____________

NET ASSETS                                   $  9,731,016         $ 10,433,537
                                             ============         ============
SHARES OUTSTANDING (Unlimited Number
  of Shares Authorized, No Par Value)             374,256              394,539
                                             ============         ============
NET ASSET VALUE PER SHARE                    $      26.00         $      26.44
                                             ============         ============

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                              CLASSIC            COMPREHENSIVE
                                          RETIREMENT FUND         GROWTH FUND
                                          ---------------        -------------

INVESTMENT INCOME
   Interest Income                           $     22,665         $     20,778
   Dividend Income From Underlying Funds*         107,420               34,320
                                             ____________         ____________

  Total Investment Income                         130,085               55,098
                                             ____________         ____________

EXPENSES
   Management Fees (Note 3)                        88,697               84,981
   12b-1 Fees (Note 3)                             18,473               17,699
                                             ____________         ____________

Total Expenses Before Waiver By Advisor           107,170              102,680
                                             ____________         ____________


   Fees Waived By Advisor (Note 3)                (18,473)             (17,699)
                                             ____________         ____________

Total Expenses After Fees Waived by Advisor        88,697               84,981
                                             ____________         ____________

NET INVESTMENT INCOME (LOSS)                       41,388              (29,883)
                                             ____________         ____________

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Capital Gain Distributions Received
     From Underlying Funds                        129,536              259,128
   Realized Loss on Sale of
     Underlying Funds                            (189,471)            (114,929)
   Change in Net Unrealized Appreciation
     of Underlying Funds                          561,578              457,114
                                             ____________         ____________
Net Realized and Unrealized Gain
  on Investments                                  501,643              601,313
                                             ____________         ____________
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $    543,031         $    571,430
                                             ============         ============

*Net of foreign taxes withheld as follows:   $      3,387         $      2,344


   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF CHANGES IN NET ASSETS


                                         CLASSIC             COMPREHENSIVE
                                     RETIREMENT FUND          GROWTH FUND
                                -----------------------  ----------------------


                                            For the                  For the
                                          Period from              Period from
                                           October 1,               October 1,
                                          1997 (Date of            1997(Date of
                                For the   Commencement   For the   Commencement
                                 Year of Investment Year of Investment Ended Operations) Ended Operations)
                                December   to December   December  to December
                                31, 1998    31, 1997     31, 1998    31, 1997
                               --------- --------------  -------- -------------

OPERATIONS

Net Investment Income (Loss)    $   41,388  $   64,051  $  (29,883)  $   47,694
Net Realized Loss from
  Security Transactions           (189,471)    (20,080)   (114,929)     (33,683)
Capital Gain Distributions from
  Underlying Funds                 129,536     135,862     259,128       96,113
Change in Net Unrealized
  Appreciation/(Depreciation)
  in Underlying Funds              561,578    (189,199)    457,114     (106,584)
                                __________  ___________  __________  __________
Increase (Decrease) In Net
  Assets from Operations           543,031      (9,366)    571,430        3,540
                                __________  ___________  __________  __________


DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from Net
  Investment Income                (41,310)    (64,056)          -      (47,695)
 Distributions from Net
  Realized Gains                         -    (115,781)   (144,200)     (62,430)
                                __________  ___________  __________  __________

Decrease in Net Assets due to
  Distributions                    (41,310)   (179,837)   (144,200)    (110,125)
                                __________  ___________  __________  __________


CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold        5,723,418    5,033,643    7,081,374  3,903,870
Reinvestment of Distributions      115,110      191,140      213,618    118,297
Cost of Shares Redeemed         (1,274,239)    (370,574)    (880,213)  (324,054)
                               ___________  ___________  ___________ __________
Increase In Net
  Assets due to Share
  Transactions                   4,564,289    4,854,209    6,414,779  3,698,113
                                __________  ___________  ___________ __________

Increase In Net Assets           5,066,010    4,665,006    6,842,009  3,591,528

Net Assets - Beginning of
  Period                         4,665,006            -    3,591,528          -
                                __________  ___________  ___________ __________

Net Assets - End of Period     $ 9,731,016  $ 4,665,006  $10,433,537 $3,591,528
                               ===========  ===========  =========== ==========

OTHER INFORMATION

Shares:
 Sold                              248,737      202,937      285,349    153,955
 Issued In Reinvestment of
  Distributions                      5,273        8,701       10,162      6,065
 Redeemed                          (72,489)     (18,903)     (47,950)   (13,042)
                                __________  ___________  ___________ __________

Net Increase                       181,521      192,735      247,561    146,978
                                ==========  ===========  =========== ==========


   The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                 CLASSIC                  COMPREHENSIVE
                             RETIREMENT FUND               GROWTH FUND
                        __________________________  __________________________

                                       For the                   For the
                                     Period from               Period from
                                      October 1,                October 1,
                                    1997 (Date of             1997 (Date of
                                     Commencement              Commencement
                         For the    of Investment   For the    of Investment
                        Year Ended   Operations)   Year Ended   Operations)
                         December    to December    December   to December
                         31, 1998     31, 1997      31, 1998    31, 1997
                        ----------  -------------  ---------- --------------

Net Asset Value,
  Beginning of Period    $  24.20    $   25.23     $   24.44    $   25.14
                        __________   __________    __________   __________
Investment Operations
  Net Investment Income     (0.05)        0.34         (0.08)        0.33
  Net Realized and
    Unrealized Gain on
    Investments              1.96        (0.40)         2.45        (0.27)
                        __________   __________    __________   __________
Total from Investment
  Operations                 1.91        (0.06)         2.37         0.06
                        __________   __________    __________   __________
Distributions
  Dividends from Net
    Investment Income       (0.11)       (0.34)            -        (0.33)
  Distributions from
    Net Realized Gains          -        (0.63)        (0.37)       (0.43)
                        __________   ___________   __________   __________

Total from Distributions    (0.11)       (0.97)        (0.37)       (0.76)
                        __________   __________    __________   __________

Net Asset Value, End
  of Period             $   26.00    $   24.20     $   26.44    $   24.44
                        ==========   ==========    ==========   ==========

Total Return                 7.89%       (0.20%)        9.70%        0.28%
Ratio of Net Expenses to
  Average Net Assets         1.20%        1.20% (a)     1.20%        1.20% (a)
Ratio of Expenses Before
   Waiver to Average Net
   Assets                    1.45%        1.45% (a)     1.45%        1.45% (a)
Ratio of Net Investment
  Income to Average Net
  Assets                    58.00%        5.36% (a)    (0.43%)       5.12% (a)
Portfolio Turnover Rate     96.94%        6.77%        48.23%       22.39%

Net Assets, End of
  Period (000's)       $    9,731    $   4,665     $  10,434    $   3,592


(a) annualized

                           THE DRESHER FAMILY OF FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management invest-ment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities are valued as of the close of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                           THE DRESHER FAMILY OF FUNDS

                                DECEMBER 31, 1998


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $11,770,550 and $6,231,190, respectively for The Dresher Classic Retirement Fund and $9,427,866 and $2,753,239, respectively for The Dresher Comprehensive Growth Fund.

At December 31, 1998, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $8,690,181 and for The Dresher Comprehensive Growth Fund was $8,948,185.

At December 31, 1998, the total unrealized appreciation and total unrealized depreciation was $627,953 and $255,574, respectively for The Dresher Classic Retirement Fund and $687,210 and $336,680, respectively for The Dresher Comprehensive Growth Fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 1998. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period January 1, 1998 to December 31, 1998, the Advisor was due $107,170 and $102,680 and waived $18,473 and $17,699 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent and transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

                           THE DRESHER FAMILY OF FUNDS

                                DECEMBER 31, 1998



NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of O.25% of the average daily net assets per annum. For the year ended December 31, 1998, NFA Brokerage, Inc. received $18,473 and $17,699 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.


NOTE 4 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Fund's net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31, 1998 The Classic Retirement Fund had net capital loss carryforwards for federal income tax purposes of $59,936, which are available for offsets against future taxable capital gains, and expire in 2006. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

REPORT OF INDEPENDENT AUDITORS




To the Shareholders and Board of Trustees of The Dresher Family of Funds -

                The Dresher Classic Retirement Fund
                The Dresher Comprehensive Growth Fund

        We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 1998, and the results of their operations for the year then ended, the changes in their net assets and financial highlights for the year then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997 in conformity with generally accepted accounting principles.






Abington, Pennsylvania                             /s/Sanville & Company
February 12, 1999                                  Certified Public Accountants

SERVICING AGENTS


INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, PA 19111


BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025


INDEPENDENT AUDITORS:

Sanville & Company
1514 Old York Road
Abington, PA 19001


LEGAL COUNSEL:

Robert Patrylak, Esq.
30 W. Lodges Lane
Bala Cynwyd, PA 19004